Financial liabilities designated at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of financial assets and liabilities

	12/31/2024			12/31/2023
	Current	Non-current	Total	Current	Non-current	Total
Structured notes
Debt securities	-	318	318	2	294	296
Total	-	318	318	2	294	296